Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

5. Notes Payable

Note Payable — The Company has acquired certain property and equipment through the issuance of a note payable totaling approximately $182,000. The note was payable in thirty-six monthly installments of $5,320 and the final payment was made in October 2014. The present value of the note payable at September 30, 2014 and December 31, 2013 was approximately $11,000 and $42,000, respectively. The effective interest rate of the note during 2014 and 2013 was 3.4%. The Company had collateralized the note with the related equipment, which had a net book value of approximately $275,000 and $305,000 at September 30, 2014 and December 31, 2013, respectively.
Note Payable — Related Party — During the nine months ended September 30, 2014 and 2013, the Company’s then majority member, through various entities controlled by such member, loaned the net amount of approximately $795,000 and $1,356,000, respectively, to the Company to support its operations. Pursuant to the terms of an Exchange Agreement, and prior to the Corporate Conversion, $27,326,287 of the note payable as of June 17, 2014 was exchanged for 2,732,629 Class C units of Signal Genetics LLC and recorded to members’ equity. The remaining $1,000,000 as of that date, along with an additional $45,000, which was advanced to pay for certain offering expenses, were reclassified as Amounts due to related party on the consolidated balance sheet. This aggregate amount is non-interest bearing and due on demand.
Prior to the Debt Conversion, the note bore interest at 8% compounded quarterly and was due on demand and was collateralized by substantially all assets of the Company. Interest expense related to the note for the nine months ended September 30, 2014 and 2013 was approximately $1,008,000 and $1,484,000, respectively. Interest was accrued and included within the Note payable — related party reflected on the accompanying consolidated balance sheets. During the nine months ended September 30, 2013, the majority member loaned the Company approximately $11,816,000, which was used to repay interest of approximately $1,182,000 and principal of $9,279,000 owed to certain entities controlled by such member who had loaned monies to the Company under the note.

7. Notes Payable

Note Payable — The Company has acquired certain property and equipment through the issuance of a note payable totaling approximately $182,000. The note is payable in thirty-six monthly installments of $5,320 through August 2014. The present value of the note payable at December 31, 2013 and 2012 was approximately $42,000 and $103,000, respectively. The effective interest rate of the notes during 2013 and 2012 was 3.4%. The Company has collateralized the notes with the related equipment, which had a net book value of approximately $305,000 and $345,000 at December 31, 2013 and 2012, respectively, and is included in computer and lab equipment (see Note 4).
Note Payable — Related Party — During the years ended December 31, 2013 and 2012, the Company has been loaned the net amount of approximately $2,106,000 and $6,635,000, respectively, to support operations by its majority member through various entities owned by him. The notes bear interest at 8% compounded quarterly and are due on demand. Interest expense for the years ended December 31, 2013 and 2012 was approximately $1,937,000 and $1,560,000, respectively, and has been accrued and included in the balance reflected on the accompanying consolidated balance sheets. During the year ended December 31, 2013, the member loaned the Company approximately $10,461,000 which was used to repay interest of approximately $1,182,000 and principal of $9,279,000 to the other entities. These notes have the same terms as described above. All the notes are collateralized by substantially all assets of the Company. As of March 18, 2014, the total amount of indebtedness (including principal and interest) under the notes is $27,023,171.